Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities:
Discount/premium on notes	$ 7	$ 9
Emissions allowances	92	116
Difference between book and tax basis of property	1,604	1,652
Derivatives, net	244	362
Goodwill	139	117
Anticipated repatriation of foreign earnings	0	6
Cumulative translation adjustments	27	28
Intangibles amortization (excluding goodwill)	229	180
Deferred Tax Liabilities, Investment in Noncontrolled Affiliates	111	71
Investment in projects	(111)	(71)
Other	8	0
Total deferred tax liabilities	2,461	2,541
Deferred tax assets:
Deferred compensation, pension, accrued vacation and other reserves	80	67
Differences between book and tax basis of contracts	225	59
Pension and other post retirement benefits	137	111
Non-depreciable property	0	19
Equity compensation	36	30
Bad debt reserve	15	12
U.S. capital loss carryforwards	1	92
U.S. Federal net operating loss carryforwards	84	0
Foreign net operating loss carryforwards	70	74
State net operating loss carryforwards	53	23
Foreign capital loss carryforwards	1	1
Deferred financing costs	0	6
Federal and state tax credits	64	34
Federal benefit on state uncertain tax positions	20	31
Contingent liability reserve	0	30
NINA impairment	183	0
Emission allowance impairment	59	0
Other	0	46
Total deferred tax assets	1,028	635
Valuation allowance	(83)	(191)
Net deferred tax assets	945	444
Net deferred tax liability	1,516	2,097
NRG's net deferred tax position
Current deferred tax liability	127	108
Non-current deferred tax liability	1,389	1,989
Net deferred tax liability	$ 1,516	$ 2,097